Annual Total Returns [BarChart] - First Trust Dow Jones Select MicroCap Index Fund - First Trust Dow Jones Select MicroCap Index Fund	May 03, 2021
Bar Chart Table:
2011	(8.69%)
2012	15.86%
2013	43.32%
2014	3.08%
2015	0.55%
2016	35.45%
2017	8.44%
2018	(12.68%)
2019	27.25%
2020	(4.25%)